DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summarized Financial Information for Aforementioned Derivative Financial Instruments

Summarized financial information for all of the aforementioned derivative financial instruments is shown below:

	Years Ended December 31,
	2018	2017	2016
Non-cash (loss)/gain from change in fair value recorded in Other, net	$(1,362)	$(1,503)	$(750)
(Loss)/gain reclassified from comprehensive income (loss) to Other, net	$—	$(118)	$(217)
Net cash settlement	$(1,371)	$(1,602)	$(1,836)